Short-Term Debt (Narrative) (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 CAD ($)	Dec. 31, 2025 USD ($)	Nov. 20, 2025 USD ($)	Oct. 23, 2025 USD ($)	Sep. 19, 2025 USD ($)	May 21, 2025 CAD ($)	Dec. 31, 2024 CAD ($)
Line of Credit Facility [Line Items]
Weighted average interest rate	4.24%	4.24%					5.05%
Revolving credit facility | TEC
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 1,645						$ 1,151
Revolving credit facility | TEC | Florida Electric Utility
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity		$ 1,200	$ 800
Debt Instrument, Maturity Date	Dec. 01, 2028
Debt Instrument, Maturity Date Extended	Nov. 20, 2030
Revolving credit facility | NMGC
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 171						180
Revolving credit facility | NMGC | Gas Utilities and Infrastructure
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity					$ 125
Debt Instrument, Maturity Date	Dec. 17, 2026
Debt Instrument, Maturity Date Extended	Dec. 17, 2027
Revolving credit facility | TECO Finance
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 548						576
Revolving credit facility | TECO Finance | Other
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity			400
Debt Instrument, Maturity Date	Dec. 01, 2028
Debt Instrument, Maturity Date Extended	Nov. 20, 2030
Revolving credit facility | PGS
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 343						360
Revolving credit facility | PGS | Gas Utilities and Infrastructure
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity			$ 250
Debt Instrument, Maturity Date	Dec. 01, 2028
Debt Instrument, Maturity Date Extended	Nov. 20, 2030
Non-revolving credit facility | NSPI
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 500						0
Non-revolving credit facility | NSPI | Canadian Electric Utilities
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity						$ 500
Debt Instrument, Maturity Date	May 21, 2026
Non-revolving term facilities | NMGC
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 96						$ 0
Non-revolving term facilities | NMGC | Gas Utilities and Infrastructure
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity				$ 70
Debt Instrument, Maturity Date	Oct. 22, 2026
Debt term	364 days